W&R Target Funds, Inc.

Supplement dated July 21, 2003 to the Prospectus dated May 1, 2003

1. The following information replaces the disclosure regarding the management of Value Portfolio in the Section entitled "Portfolio Management":

Matthew T. Norris is primarily responsible for the management of Value Portfolio. He has held his responsibilities for Value Portfolio since July 2003. From January 2000 to June 2003, Mr. Norris was a Portfolio Manager for Advantus Capital Management, Inc. He joined Advantus Capital Management, Inc. in December 1997, first serving as an Analyst and later as a Senior Analyst. Prior to December 1997, Mr. Norris had been employed as an Equity Analyst and Portfolio Manager for Norwest Investment Management, Inc. He earned a BS degree from the University of Kansas, and an MBA from the University of Nebraska-Omaha. Mr. Norris is a Chartered Financial Analyst.

2. The name of Small Cap Portfolio is now Small Cap Growth Portfolio.

Supplement dated August 4, 2003 to the Prospectus dated May 1, 2003 and supplemented July 21, 2003

The following information replaces the disclosure regarding the management of Small Cap Growth Portfolio in the Section entitled "Portfolio Management":

Small Cap Growth Portfolio is managed by the small cap growth team of Waddell & Reed Investment Management Company (WRIMCO). Gilbert Scott is primarily responsible for the management of the fund. Mr. Scott joined Waddell & Reed in 1997 and has been assistant portfolio manager of small cap growth institutional accounts since September 2000. He is a vice president of WRIMCO and of Waddell & Reed Ivy Investment Company (WRIICO). Mark G. Seferovich is the senior member of the small cap growth team. Mr. Seferovich joined Waddell & Reed in 1989 and served as portfolio manager of Waddell & Reed's small cap growth mutual funds from September 1992 through September 2002. Mr. Seferovich currently is primarily responsible for managing small cap growth institutional accounts of WRIMCO, and, as the senior member of the team, provides oversight to the small cap growth team. He is a senior vice president of WRIMCO and WRIICO.

W&R TARGET FUNDS, INC.

6300 Lamar Avenue

P. O. Box 29217

Shawnee Mission, Kansas 66201-9217

913-236-2000

888-WADDELL

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May 1, 2003

PROSPECTUS

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W&R Target Funds, Inc. (Fund) is a management investment company, commonly known as a mutual fund, that has twelve separate Portfolios, each with separate goals and investment policies. Eight of these Portfolios are offered in this Prospectus.

Asset Strategy Portfolio seeks high total return over the long term.

Balanced Portfolio seeks, as a primary goal, current income, with a secondary goal of long-term appreciation of capital.

Core Equity Portfolio seeks capital growth and income.

Growth Portfolio seeks capital growth, with a secondary goal of current income.

International Portfolio seeks, as a primary goal, long-term appreciation of capital, with a secondary goal of current income.

Science and Technology Portfolio seeks long-term capital growth.

Small Cap Portfolio seeks growth of capital.

Value Portfolio seeks long-term capital appreciation.

This Prospectus contains concise information about the Fund of which you should be aware before applying for certain variable life insurance policies and variable annuity contracts (Policies) offered by Participating Insurance Companies. This Prospectus should be read together with the Prospectus for the particular Policy.

The Securities and Exchange Commission has not approved or disapproved the Fund's securities, or determined whether this Prospectus is accurate or complete. It is a criminal offense to state otherwise.

An Overview of the Portfolios

Asset Strategy Portfolio

Goal

Asset Strategy Portfolio seeks high total return over the long term.

Principal Strategy

Asset Strategy Portfolio seeks to achieve its goal by allocating its assets among stocks, bonds and short-term instruments.

  The stock class includes equity securities of all types, although Waddell & Reed Investment Management Company (WRIMCO), the Fund's investment manager, typically emphasizes a blend of value and growth potential in selecting stocks. Value stocks are those that WRIMCO believes are currently selling below their true worth. Growth stocks are those whose earnings WRIMCO believes are likely to grow faster than the economy. The Portfolio may invest in the securities of any size company.
  The bond class includes all varieties of fixed-income instruments, such as corporate or U.S. Government debt securities, with remaining maturities of more than three years. This asset class may include a significant amount, up to 35% of the Portfolio's total assets, of high yield/high risk bonds, or junk bonds, which include bonds rated BB and below by Standard & Poor's (S&P) and Ba and below by Moody's Corporation (Moody's) or unrated bonds deemed by WRIMCO to be of comparable quality.
  The short-term class includes all types of short-term instruments with remaining maturities of three years or less, including high-quality money market instruments.
  Within each of these classes, the Portfolio may invest in both domestic and foreign securities.

The Portfolio selects a mix which represents the way the Portfolio's investments will generally be allocated over the long term as indicated below. This mix will vary over shorter time periods as WRIMCO changes the Portfolio's holdings based on the current outlook for the different markets. These changes may be based on such factors as interest rate changes, security valuation levels and a rise in the potential for growth stocks.

Portfolio Mix
Stocks 70% (can range from 0-100%)	Bonds 25% (can range from 0-100%)
Short-term 5% (can range from 0-100%)

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Asset Strategy Portfolio. These include:

  WRIMCO's skill in allocating the Portfolio's assets among different types of investments the mix of securities in the Portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy an increase in interest rates, which may cause the value of the Portfolio's fixed-income securities, especially bonds with longer maturities, to decline prepayment of higher-yielding bonds held by the Portfolio
  the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline

Market risk for small or medium sized companies may be greater than the market risk for large companies. Smaller companies are more likely to have limited financial resources and inexperienced management. As well, stock of smaller companies may experience volatile trading and price fluctuations.

Investments by the Portfolio in high yield/high risk bonds are more susceptible to the risk of non-payment or default, and their prices may be more volatile than higher-rated bonds.

As well, the Portfolio may invest a significant portion of its assets in foreign securities. Foreign securities present additional risks such as currency fluctuations and political or economic conditions affecting the foreign countries.

As with any mutual fund, the value of the Portfolio's shares will change and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who May Want to Invest

Asset allocation funds are designed for investors who want to diversify among stocks, bonds and short-term instruments, in one fund. If you are looking for an investment that uses this technique in pursuit of high total return, this Portfolio may be appropriate for you. You should consider whether the Portfolio fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the Asset Strategy Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance.

  The bar chart presents the average annual total returns since these shares were first offered and shows how performance has varied from year to year.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Chart of Year-by-Year Returns as of December 31 each year (%)
1996 1997 1998 1999 2000 2001 2002	6.05% 14.01% 9.95% 22.96% 22.53% -9.96% 3.28%

In the period shown in the chart, the highest quarterly return was 16.01% (the fourth quarter of 1999) and the lowest quarterly return was -7.40% (the first quarter of 2001).

Average Annual Total Returns as of December 31, 2002 (%)
	1 Year	5 Years	Life of Portfolio*

Shares of Asset Strategy Portfolio	3.28%	9.03%	8.69%
S&P 500 Index	-22.10%	-0.59%	9.02%
Citigroup Broad Investment Grade Index	10.09%	7.53%	8.10%
Citigroup Short-Term
Index for 1 Month Certificates of Deposit	1.79%	4.68%	5.04%
Lipper Variable Annuity Flexible
Portfolio Funds
Universe Average	-10.32%	1.66%	7.35%

The indexes shown are broad-based, securities market indexes that are unmanaged. The Lipper average is a composite of mutual funds with goals similar to the goal of the Portfolio.

*Since May 1, 1995, the date on which the Portfolio commenced operations. Because the Portfolio commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above indexes (including income) are not available, index performance is calculated from April 30, 1995.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example below do not reflect any fees and expenses imposed under the variable annuity or variable life insurance contracts through which this Portfolio is offered. See the contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy and sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.
Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.09%
Total Annual Portfolio Operating Expenses	1.04%
Example
This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$106	$331	$574	$1,271

Balanced Portfolio

Goals

Balanced Portfolio seeks, as a primary goal, to provide current income to the extent that, in WRIMCO's opinion, market and economic conditions permit. As a secondary goal, the Portfolio seeks long-term appreciation of capital.

Principal Strategies

Balanced Portfolio invests primarily in a mix of stocks, debt securities and short-term instruments, depending on market conditions. In its equity investments, the Portfolio invests primarily in medium to large, well-established companies, that typically issue dividend-producing securities. The majority of the Portfolio's debt holdings are either U.S. Government securities or investment grade corporate bonds, that include bonds rated BBB and higher by S&P or Baa and higher by Moody's or, if unrated, deemed by WRIMCO to be of comparable quality. The Portfolio has no limitations on the range of maturities of the debt securities in which it may invest.

WRIMCO may look at a number of factors in selecting securities for the Portfolio. For equity investments, WRIMCO may emphasize a blend of value and growth potential. For value securities, WRIMCO looks for undervalued companies whose asset value or earnings power is not reflected in the price of their stock. In selecting growth securities, WRIMCO seeks to identify securities whose earnings are likely to grow faster than the economy. In selecting debt securities for the Portfolio, WRIMCO seeks high-quality securities with minimal credit risk.

Generally, in determining whether to sell an equity security, WRIMCO uses the same analysis that it uses in order to determine if the equity security is still undervalued or has ceased to offer the desired growth potential. In determining whether to sell a debt security, WRIMCO will consider whether the debt security continues to maintain its minimal credit risk. WRIMCO may also sell a security if the security ceases to produce income or otherwise to take advantage of more attractive investment opportunities and/or to raise cash.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Balanced Portfolio. These include:

  WRIMCO's skill in allocating the Portfolio's assets among different types of investments an increase in interest rates, which may cause the value of the Portfolio's fixed-income securities, especially bonds with longer maturities, to decline the credit quality, earnings performance and other conditions of the issuers whose securities the Portfolio holds adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline

The Portfolio may also invest in foreign securities, which present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

As with any mutual fund, the value of the Portfolio's shares will change and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who May Want to Invest

Balanced Portfolio is designed for investors seeking current income and the potential for long-term appreciation of capital. You should consider whether the Portfolio fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the Balanced Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance.

  The bar chart presents the average annual total returns since these shares were first offered and shows how performance has varied from year to year.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Chart of Year-by-Year Returns as of December 31 each year (%)
1995 1996 1997 1998 1999 2000 2001 2002	24.19% 11.19% 18.49% 8.67% 10.14% 7.14% -5.94% -8.41%

In the period shown in the chart, the highest quarterly return was 9.64% (the third quarter of 1997) and the lowest quarterly return was -8.36% (the third quarter of 2002).

Average Annual Total Returns as of December 31, 2002 (%)
	1 Year	5 Years	Life of Portfolio*

Shares of Balanced Portfolio	-8.41%	2.01%	7.02%
S&P 500 Index	-22.10%	-0.59%	9.96%
Citigroup Treasury/
Government Sponsored/Credit Index	10.81%	7.61%	8.02%
Lipper Variable Annuity
Balanced Funds Universe Average	-10.17%	1.92%	7.71%

The indexes shown are broad-based, securities market indexes that are unmanaged. The Lipper average is a composite of mutual funds with goals similar to the goals of the Portfolio.

*Since May 3, 1994, the date on which the Portfolio commenced operations. Because the Portfolio commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above indexes (including income) are not available, index performance is calculated from April 30, 1994.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example below do not reflect any fees and expenses imposed under the variable annuity or variable life insurance contracts through which this Portfolio is offered. See the contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy and sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	1.01%
Example
This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$103	$322	$558	$1,236

Core Equity Portfolio

Goals

Core Equity Portfolio seeks capital growth and income.

Principal Strategies

Core Equity Portfolio seeks to achieve its goals by investing primarily in common stocks of large U.S. and foreign companies with dominant market positions in their industries. The Portfolio invests in securities that have the potential for capital appreciation, or that WRIMCO expects to resist market decline. Although the Portfolio typically invests in large companies, it may invest in securities of any size company.

WRIMCO attempts to select securities with growth and income possibilities by looking at many factors including a company's:

  profitability record
  history of improving sales and profits
  management
  leadership position in its industry
  stock price value
  dividend payment history

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities in order to determine whether the security has ceased to offer the prospect of significant growth potential and/or continued dividend payments. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Core Equity Portfolio. These include:

  adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds
  WRIMCO's skill in evaluating and selecting securities for the Portfolio

Investments in foreign securities may present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

As with any mutual fund, the value of the Portfolio's shares will change and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who May Want to Invest

Core Equity Portfolio is designed for investors who seek capital growth and income. You should consider whether the Portfolio fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the Core Equity Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance.

  The bar chart presents the average annual total returns and shows how performance has varied from year to year over the past ten calendar years.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Chart of Year-by-Year Returns as of December 31 each year (%)
1993 1994 1995 1996 1997 1998 1999 2000 2001 2002	17.30% -1.14% 31.56% 19.75% 26.16% 21.14% 12.52% 9.28% -14.91% -21.63%

In the period shown in the chart, the highest quarterly return was 16.54% (the second quarter of 1995) and the lowest quarterly return was -16.40% (the third quarter of 2002).

Average Annual Total Returns as of December 31, 2002 (%)
	1 Year	5 Years	10 Years

Shares of Core Equity Portfolio	-21.63%	-0.13%	8.64%
S&P 500 Index	-22.10%	-0.59%	9.34%
Lipper Variable Annuity
Large-Cap Core Funds
Universe Average	-23.51%	-2.13%	7.28%

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to the goals of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example below do not reflect any fees and expenses imposed under the variable annuity or variable life insurance contracts through which this Portfolio is offered. See the contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy and sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.
Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses	0.99%
Example
This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$101	$315	$547	$1,213

Growth Portfolio

Goals

Growth Portfolio seeks capital growth, with current income as a secondary goal.

Principal Strategies

Growth Portfolio seeks to achieve its goals by investing primarily in common stocks of U.S. and foreign companies. The Portfolio typically invests in companies having a market capitalization of at least $1 billion, although it may invest in companies of any size. The Portfolio generally emphasizes investments in the faster growing sectors of the economy, such as the technology, healthcare, financial services and consumer-oriented sectors.

In selecting securities for the Portfolio, WRIMCO utilizes a combination of quantitative and fundamental research. Quantitative research focuses on identifying companies with attractive growth, profitability and valuation measures. Fundamental research analyzes a specific company to examine its competitive position within its industry and to determine its growth expectations. A security may be sold when WRIMCO believes the company's growth and/or profitability characteristics are deteriorating, it no longer maintains a competitive advantage or more attractive investment opportunities arise.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Growth Portfolio. These include:

  adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds the mix of securities in the Portfolio, particularly the relative weightings in, and exposure to, different sectors and industries
  WRIMCO's skill in evaluating and selecting securities for the Portfolio

The Portfolio may invest, to a lesser degree, in foreign securities, which present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

Market risk for small and medium sized companies may be greater than that for large companies. Stocks of smaller companies, as well as stocks of companies with high-growth expectations reflected in their stock price, may experience volatile trading and price fluctuations.

As with any mutual fund, the value of the Portfolio's shares will change and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who May Want to Invest

Growth Portfolio is designed for investors seeking long-term capital appreciation from investment in faster-growing companies and sectors of the economy. You should consider whether the Portfolio fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the Growth Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance.

  The bar chart presents the average annual total returns and shows how performance has varied from year to year over the past ten calendar years.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Chart of Year-by-Year Returns as of December 31 each year (%)
1993 1994 1995 1996 1997 1998 1999 2000 2001 2002	14.02% 2.39% 38.57% 12.40% 21.45% 27.31% 34.35% 1.41% -14.34% -21.30%

In the period shown in the chart, the highest quarterly return was 16.54% (the second quarter of 1995) and the lowest quarterly return was -16.39% (the third quarter of 2002).

Average Annual Total Returns as of December 31, 2002 (%)
	1 Year	5 Years	10 Years

Shares of Growth Portfolio	-21.30%	3.18%	9.95%
S&P 500 Index	-22.10%	-0.59%	9.34%
Lipper Variable Annuity
Large-Cap Growth Funds
Universe Average	-28.65%	-2.80%	6.45%

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to the goals of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example below do not reflect any fees and expenses imposed under the variable annuity or variable life insurance contracts through which this Portfolio is offered. See the contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy and sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.
Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses	0.99%
Example
This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$101	$315	$547	$1,213

International Portfolio

Goals

International Portfolio seeks, as a primary goal, long-term appreciation of capital. As a secondary goal, the Portfolio seeks current income.

Principal Strategies

International Portfolio seeks to achieve its goals by investing primarily in common stocks of foreign companies that WRIMCO believes have the potential for long-term growth represented by economic expansion within a country or region and represented by the restructuring and/or privatization of particular industries. The Portfolio emphasizes growth stocks which are securities of companies whose earnings WRIMCO believes are likely to grow faster than the economy. The Portfolio primarily invests in issuers of developed countries, and may invest in companies of any size.

WRIMCO may look at a number of factors in selecting securities for the Portfolio. These include:

  a company's growth and earnings potential
  management of the company
  industry position of the company
  strength of the industry
  applicable economic, market and political conditions of the country in which the company is located

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities of that type. For example, WRIMCO may sell a security if it believes the security no longer offers significant growth potential, if it believes the management of the company has weakened, and/or there exists political or economic instability in the issuer's country. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of International Portfolio. These include:

  changes in foreign exchange rates, which may affect the value of the securities the Portfolio holds the earnings performance, credit quality and other conditions of the issuers whose securities the Portfolio holds adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline
  WRIMCO's skill in evaluating and selecting securities for the Portfolio

Investing in foreign securities presents additional risks, such as currency fluctuations and political or economic conditions affecting the foreign country. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research information more difficult. There is the possibility that, due to certain international monetary or political conditions, the Portfolio's assets may be more volatile than other investment choices.

Market risk for small or medium sized companies may be greater than that for large companies. For example, smaller companies may have limited financial resources, limited product lines or inexperienced management.

As with any mutual fund, the value of the Portfolio's shares will change and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who May Want to Invest

International Portfolio is designed for investors seeking long-term appreciation of capital by investing primarily in securities issued by foreign companies. You should consider whether the Portfolio fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the International Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance.

  The bar chart presents the average annual total returns since these shares were first offered and shows how performance has varied from year to year.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Chart of Year-by-Year Returns as of December 31 each year (%)
1995 1996 1997 1998 1999 2000 2001 2002	7.28% 15.11% 16.70% 33.89% 65.58% -23.66% -22.23% -18.15%

In the period shown in the chart, the highest quarterly return was 48.41% (the fourth quarter of 1999) and the lowest quarterly return was -16.85% (the third quarter of 2002).

Average Annual Total Returns as of December 31, 2002 (%)
	1 Year	5 Years	Life of Portfolio*

Shares of International Portfolio	-18.15%	1.50%	5.24%
Morgan Stanley Capital
International E.A.FE. Index	-15.94%	-2.89%	0.40%
Lipper Variable Annuity
International Funds
Universe Average	-16.53%	-2.28%	2.11%

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to the goals of the Portfolio.

*Since May 3, 1994, the date on which the Portfolio commenced operations. Because the Portfolio commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above index (including income) are not available, index performance is calculated from April 30, 1994.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example below do not reflect any fees and expenses imposed under the variable annuity or variable life insurance contracts through which this Portfolio is offered. See the contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy and sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.20%
Total Annual Portfolio Operating Expenses	1.30%
Example
This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$132	$412	$713	$1,568

Science and Technology Portfolio

Goal

Science and Technology Portfolio seeks long-term capital growth.

Principal Strategies

Science and Technology Portfolio seeks to achieve its goal by concentrating its investments primarily in the equity securities of U.S. and foreign science and technology companies. Science and technology companies are companies whose products, processes or services, in the opinion of WRIMCO, are being or are expected to be significantly benefited by the use or commercial application of scientific or technological developments or discoveries. As well, the Fund may invest in companies that utilize science and/or technology to improve their existing business even though the business is not within the science and technology industries. The Portfolio may invest in companies of any size.

WRIMCO typically emphasizes growth potential in selecting stocks; that is, WRIMCO seeks companies in which earnings are likely to grow faster than the economy. WRIMCO may look at a number of factors in selecting securities for the Portfolio. These include the issuer's:

  growth potential
  earnings potential
  management
  industry position
  applicable economic and market conditions

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities in order to determine whether the security has ceased to offer significant growth potential, has become overvalued and/or whether the company prospects of the issuer have deteriorated. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Science and Technology Portfolio. These include:

  the mix of securities in the Portfolio, particularly the relative weightings in, and exposure to, different sectors of the science and technology industries the volatility of securities of science and technology companies due, in part, to the competitiveness of the industry rapid obsolescence of products or processes of companies in which the Portfolio invests government regulation in the science and technology industry the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline
  WRIMCO's skill in evaluating and selecting securities for the Portfolio

Market risk for small to medium sized companies may be greater than the market risk for large companies. Smaller companies are more likely to have limited financial resources and inexperienced management. As well, stocks of smaller companies may experience volatile trading and price fluctuations.

The Portfolio may invest, to a lesser extent, in foreign securities. Investments in foreign securities present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

As with any mutual fund, the value of the Portfolio's shares will change and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who May Want to Invest

Science and Technology Portfolio is designed for investors who seek long-term capital growth by investing in a portfolio that concentrates in securities of science and technology companies. This Portfolio is not suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the Science and Technology Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance.

  The bar chart presents the average annual total returns since these shares were first offered and shows how performance has varied from year to year.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Chart of Year-by-Year Returns as of December 31 each year (%)
1998 1999 2000 2001 2002	46.05% 174.66%* -21.15% -11.91% -23.99%

In the period shown in the chart, the highest quarterly return was 83.08% (the fourth quarter of 1999) and the lowest quarterly return was -19.39% (the second quarter of 2000).

*A substantial portion of the Portfolio's returns during the period is attributable to investments in initial public offerings (IPOs). No assurance can be given that the Portfolio will continue to be able to invest in IPOs to the same extent as it increases in size or that future IPOs in which the Portfolio invests will have an equally beneficial impact on performance.

Average Annual Total Returns as of December 31, 2002 (%)
	1 Year	5 Years	Life of Portfolio*

Shares of Science and Technology Portfolio	-23.99%	16.19%	16.98%
Goldman Sachs Technology
Industry Composite Index	-40.27%	-3.26%	1.36%
Lipper Variable Annuity
Specialty/Miscellaneous
Funds Universe Average	-30.90%	-1.20%	0.95%

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to the goal of the Portfolio.

*Since April 4, 1997, the date on which the Portfolio commenced operations. Because the Portfolio commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above index are not available, index performance is calculated from March 31, 1997.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example below do not reflect any fees and expenses imposed under the variable annuity or variable life insurance contracts through which this Portfolio is offered. See the contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy and sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.
Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	1.17%
Example
This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$119	$372	$644	$1,420

Small Cap Portfolio

Goal

Small Cap Portfolio seeks growth of capital.

Principal Strategies

Small Cap Portfolio seeks to achieve its goal by investing primarily in common stocks of domestic and foreign companies whose market capitalizations are within the range of capitalizations of companies included in the Lipper Inc. Small Cap Category (small cap stocks). The Portfolio emphasizes relatively new or unseasoned companies in their early stages of development, or smaller companies positioned in new or emerging industries where there is opportunity for rapid growth.

In selecting companies, WRIMCO seeks companies whose earnings, it believes, are likely to grow faster than the economy. WRIMCO may look at a number of factors regarding a company, such as:

  aggressive or creative management
  technological or specialized expertise
  new or unique products or services
  entry into new or emerging industries
  growth in earnings/growth in sales
  security size and liquidity

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities. For example, WRIMCO may sell a security if it determines that the stock no longer offers significant growth potential, which may be due to a change in the business or management of the company or a change in the industry of the company. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Small Cap Portfolio. These include:

  the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds the mix of securities in the Portfolio, particularly the relative weightings in, and exposure to, different sectors and industries adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline
  WRIMCO's skill in evaluating and selecting securities for the Portfolio

Market risk for small to medium sized companies may be greater than the market risk for large companies. Smaller companies are more likely to have limited financial resources and inexperienced management. Stocks of smaller companies may also experience volatile trading and price fluctuations.

The Portfolio may invest in foreign securities, which present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

Due to the nature of the Portfolio's permitted investments, primarily the small cap stocks of new and/or unseasoned companies, companies in their early stages of development or smaller companies in new or emerging industries, the Portfolio may be subject to the following additional risks:

  products offered may fail to sell as anticipated
  a period of unprofitability may be experienced before a company develops the expertise and clientele to succeed in an industry the company may never achieve profitability
  economic, market and technological factors may cause the new industry to lose favor with the public

As with any mutual fund, the value of the Portfolio's shares will change and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who May Want to Invest

Small Cap Portfolio is designed for investors willing to accept greater risks than are present with many other mutual funds. It is not intended for those investors who desire income and conservation of capital. You should consider whether the Portfolio fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the Small Cap Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance.

  The bar chart presents the average annual total returns since these shares were first offered and shows how performance has varied from year to year.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Chart of Year-by-Year Returns as of December 31 each year (%)
1995 1996 1997 1998 1999 2000 2001 2002	32.32% 8.50% 31.53% 10.87% 52.23% -12.35% -1.93% -21.79%

In the period shown in the chart, the highest quarterly return was 38.46% (the fourth quarter of 1999) and the lowest quarterly return was -21.73% (the third quarter of 2001).

Average Annual Total Returns as of December 31, 2002 (%)
	1 Year	5 Years	Life of Portfolio*

Shares of Small Cap Portfolio	-21.79%	2.56%	11.61%
Russell 2000 Growth Index	-30.22%	-6.56%	2.00%
Lipper Variable Annuity
Small-Cap Growth Funds
Universe Average	-30.82%	-3.27%	4.14%

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to the goal of the Portfolio.

*Since May 3, 1994, the date on which the Portfolio commenced operations. Because the Portfolio commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above index are not available, index performance is calculated from April 30, 1994.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example below do not reflect any fees and expenses imposed under the variable annuity or variable life insurance contracts through which this Portfolio is offered. See the contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy and sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.
Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses	1.15%
Example
This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$117	$365	$633	$1,398

Value Portfolio

Goal

Value Portfolio seeks long-term capital appreciation.

Principal Strategies

Value Portfolio seeks to achieve its goal by investing, for the long term, in the common stocks of large-cap U.S. and foreign companies. The Portfolio seeks to invest in stocks that are, in the opinion of WRIMCO, undervalued relative to the true value of the company, and/or are out of favor in the financial markets but have a favorable outlook for capital appreciation. Although the Portfolio typically invests in large-cap companies, it may invest in securities of any size company.

WRIMCO utilizes both fundamental research and quantitative analysis to identify securities for the Portfolio. The Portfolio will typically invest in core value stocks: stocks of companies in industries that have relatively lower price-to-earnings ratios than growth stocks. The Portfolio may also invest in growth stocks that are, in WRIMCO's opinion, temporarily undervalued.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Value Portfolio. These include:

  adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds
  WRIMCO's skill in evaluating and selecting securities for the Portfolio

An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

As with any mutual fund, the value of the Portfolio's shares will change, and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who May Want to Invest

Value Portfolio is designed for investors who seek long-term capital appreciation. You should consider whether the Portfolio fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the Value Portfolio by showing changes in the Portfolio's performance and by showing how the Portfolio's average annual total return for the period shown compares with those of a broad measure of market performance.

  The bar chart presents the average annual total returns since these shares were first offered.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Chart of Year-by-Year Returns as of December 31 each year (%)
2002	-12.70%

In the period shown in the chart, the highest quarterly return was 7.41% (the fourth quarter of 2002) and the lowest quarterly return was -12.95% (the third quarter of 2002).

Average Annual Total Returns as of December 31, 2002 (%)
	1 Year	Life of Portfolio*

Shares of Value Portfolio	-12.70%	-6.70%
Russell 1000 Value Index	-15.52%	-12.03%
Lipper Variable Annuity
Multi-Cap Value Funds
Universe Average	-18.97%	-13.54%

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to the goals of the Portfolio.

*Since May 1, 2001, the date on which the Portfolio commenced operations. Because the Portfolio commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above index (including income) are not available, index performance is calculated from April 30, 2001.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example below do not reflect any fees and expenses imposed under the variable annuity or variable life insurance contracts through which this Portfolio is offered. See the contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy and sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.09%
Total Annual Portfolio Operating Expenses	1.04%
Example
This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$106	$331	$574	$1,271

The Investment Principles of the Portfolios

Investment Goals, Principal Strategies and Other Investments

Asset Strategy Portfolio

The goal of Asset Strategy Portfolio is to seek high total return over the long term. The Portfolio seeks to achieve its goal by allocating its assets among a diversified portfolio of stocks, bonds, and short-term instruments. There is no guarantee, however, that the Portfolio will achieve its goal.

Allocating assets among different types of investments allows the Portfolio to take advantage of opportunities wherever they may occur, but also subjects the Portfolio to the risks of a given investment type. Stock values generally fluctuate in response to the activities of individual companies and general market and economic conditions. The values of bonds and short-term instruments generally fluctuate due to changes in interest rates and in the credit quality of the issuer.

WRIMCO regularly reviews the Portfolio's allocation of assets and makes changes to favor investments that it believes provide the best opportunity to achieve the Portfolio's goal. Although WRIMCO uses its expertise and resources in choosing investments and in allocating assets, WRIMCO's decisions may not always be beneficial to the Portfolio.

Generally, the mix of assets in the Portfolio will change from time to time depending on WRIMCO's assessment of the market for each asset class. The range and approximate percentage of the mix for each asset class, as a percentage of total assets of the Portfolio, are listed below. Some types of investments, such as indexed securities, can fall into more than one asset class.

Portfolio Mix	Range

Stock class 70%	0-100%
Bond class 25%	0-100%
Short-term class 5%	0-100%

WRIMCO tries to balance the Portfolio's investment risks against potentially higher total returns by reducing the stock class allocation during stock market down cycles and increasing the stock class allocation during periods of strongly positive market performance. Typically, WRIMCO makes asset shifts among classes gradually over time. WRIMCO considers various factors when it decides to sell a security, such as an individual security's performance and/or if it is an appropriate time to vary the Portfolio's mix.

As a defensive measure, the Portfolio may increase its holdings in the bond or short-term classes when WRIMCO believes that there is a potential bear market, prolonged downturn in stock prices or significant loss in stock value. The Portfolio may utilize derivative instruments for both defensive and speculative purposes. The Portfolio may, as well, invest up to all of the Portfolio's assets, for temporary defensive purposes, in:

  money market instruments rated A-1 by S&P, or Prime 1 by Moody's, or unrated securities deemed by WRIMCO to be of comparable quality precious metals

Although WRIMCO may seek to preserve appreciation in the Portfolio by taking a temporary defensive position, doing so may prevent the Portfolio from achieving its investment objective.

Balanced Portfolio

The primary goal of Balanced Portfolio is current income to the extent that, in WRIMCO's opinion, market and economic conditions permit. As a secondary goal, the Portfolio seeks long-term capital appreciation. The Portfolio seeks to achieve these goals by investing primarily in a diversified mix of stocks, fixed-income securities and cash, depending on market conditions. There is no guarantee, however, that the Portfolio will achieve its goals.

In general, the Portfolio invests a portion of its total assets in either debt securities or preferred stocks, or both, in order to provide income and relative stability of capital. The Portfolio owns common stocks in order to provide possible appreciation of capital and some dividend income. The Portfolio may also invest in convertible securities. The Portfolio ordinarily invests at least 25% of its total assets in fixed-income senior securities.

When WRIMCO believes that a temporary defensive position is desirable, the Portfolio may invest up to all of its assets in debt securities that may be considered equivalent to owning cash because of their safety and liquidity. By taking a temporary defensive position, the Portfolio may not achieve its investment objectives.

Core Equity Portfolio

The goals of Core Equity Portfolio are to provide capital growth and income. The Portfolio seeks to achieve its goals by primarily investing, during normal market conditions, in common stocks of large, high-quality U.S., and to a lesser extent foreign, companies that are well known, have been consistently profitable and have dominant market positions in their industries. The Portfolio will, under normal market conditions, invest at least 80% of its net assets in equity securities, primarily common stocks and securities convertible into common stocks. There is no guarantee, however, that the Portfolio will achieve its goals.

When WRIMCO believes that a temporary defensive position is desirable, WRIMCO may take certain steps with respect to all of the Portfolio's assets, including any one or more of the following:

  hold cash, commercial paper, certificates of deposit or other short-term investments invest in debt securities (including short-term U.S. Government securities)
  invest in convertible preferred stock

By taking a temporary defensive position the Portfolio may not achieve its investment objectives.

Growth Portfolio

The primary goal of Growth Portfolio is capital growth. As a secondary goal, the Portfolio seeks current income. The Portfolio seeks to achieve these goals by investing primarily in a diversified portfolio of common stocks of U.S., and to a lesser extent foreign, companies. Generally, the Portfolio may invest in a wide range of marketable securities that, in WRIMCO's opinion, offer the potential for growth. There is no guarantee, however, that the Portfolio will achieve its goals.

When WRIMCO believes that a temporary defensive position is desirable, the Portfolio may invest up to all of its assets in cash or fixed-income securities or in common stocks chosen for their relative stability rather than for their growth potential. By taking a defensive position, the Portfolio may not achieve its investment objective.

International Portfolio

The primary goal of International Portfolio is long-term capital appreciation, with current income as a secondary goal. The Portfolio seeks to achieve these goals by investing primarily in a diversified portfolio of common stocks of growth-oriented foreign issuers. The Portfolio may also invest, to a lesser extent, in preferred stocks and debt securities. The debt securities may be of any maturity and will typically be investment grade. There is no guarantee, however, that the Portfolio will achieve its goals.

Under normal market conditions, the Portfolio invests at least 80% of its net assets in foreign securities and at least 65% of its total assets in issuers of at least three foreign countries. The Portfolio generally limits its holdings so that no more than 75% of its total assets are invested in issuers of a single foreign country.

When WRIMCO believes that a temporary defensive position is desirable, it may invest up to all of the Portfolio's assets in debt securities including commercial paper or short-term U.S. Government securities and/or preferred stocks; it may avoid investment in volatile emerging markets and increase investments in more stable, developed countries and industries; it may use forward currency contracts to hedge specific foreign currencies; and it may also invest up to all of the Portfolio's assets in domestic securities. By taking a temporary defensive position, the Portfolio may not achieve its investment objectives.

Science and Technology Portfolio

The goal of Science and Technology Portfolio is long-term capital growth. The Portfolio seeks to achieve this goal by investing primarily in science and technology companies. Science and technology companies are companies whose products, processes or services, in WRIMCO's opinion, are being, or are expected to be, significantly benefited by the use or commercial application of scientific or technological discoveries. As well, the Fund may invest in companies that utilize science and/or technology to improve their existing business even though the business, itself, is not within the science and technology industries. Under normal economic and market conditions, the Portfolio will invest at least 80% of its net assets in securities of science or technology companies or companies benefited by the application of science and technology innovations. There is no guarantee, however, that the Portfolio will achieve its goal.

The Portfolio may invest in such areas as:

  aerospace and defense electronics
  biotechnology
  business machines
  cable and broadband access
  communications and electronic equipment
  computer software and services
  computer systems
  electronics and energy
  electronic media
  genomics
  internet and internet-related services
  medical devices and drugs
  medical and hospital supplies and services
  office equipment and supplies

The Portfolio primarily owns common stocks; however, it may invest, to a lesser extent, in preferred stocks, debt securities and convertible securities. The Portfolio may also invest a limited amount of its assets in foreign securities.

At times, when WRIMCO believes that a temporary defensive position is desirable, the Portfolio may invest up to all of its assets in U.S. Government securities or other debt securities, mostly of investment grade. The Portfolio may also invest in options and futures contracts for hedging purposes. By taking a temporary defensive position, the Portfolio may not achieve its investment objective.

Small Cap Portfolio

The goal of Small Cap Portfolio is growth of capital. The Portfolio seeks to achieve its goal by investing primarily in common stocks of small cap companies that are relatively new or unseasoned, companies in their early stages of development, or smaller companies positioned in new or emerging industries where there is an opportunity for rapid growth. The Portfolio may occasionally invest in securities of larger companies that, in WRIMCO's opinion, are being fundamentally changed or revitalized, have a position that is considered strong relative to the market as a whole or otherwise offer unusual opportunities for above average growth.

The Portfolio considers a company's capitalization at the time the Portfolio acquires the company's common stock. Common stock of a company whose capitalization exceeds the range of Lipper, Inc. Small Cap Category after purchase will not be sold solely because of its increased capitalization. The Portfolio will, under normal market conditions, invest at least 80% of its net assets in small cap stocks. There is no guarantee, however, that the Portfolio will achieve its goal.

In addition to common stocks, the Portfolio may also invest, to a lesser extent, in securities convertible into common stocks, in preferred stocks and debt securities, mostly of investment grade. The Portfolio may also invest up to 20% of its total assets in foreign securities.

When WRIMCO believes that a temporary defensive position is desirable, the Portfolio may invest up to all of its assets in debt securities including commercial paper, short-term U.S. Government securities and/or preferred stocks. The Portfolio may also invest in more established companies, those with longer operating histories than many small cap companies. As well, it may increase the number of issuers in which it invests and thereby limit the Fund's position size in any particular security. By taking a temporary defensive position, the Portfolio may not achieve its investment objective.

Value Portfolio

The goal of Value Portfolio is to seek long-term appreciation of capital. The Portfolio seeks to achieve its goal by investing primarily in the stocks of large U.S. and foreign companies that are undervalued relative to the true worth of the company. The Portfolio may invest in foreign securities, primarily to provide additional opportunities to invest in quality overlooked growth stocks. There is no guarantee, however, that the Portfolio will achieve its goal.

WRIMCO utilizes both a top-down (assess the market environment) and a bottom-up (research individual issuers) analysis in its selection process. WRIMCO considers numerous factors in its analysis of issuers and stocks, including the following:

  intrinsic value of the company not reflected in stock price historical earnings growth
  future expected earnings growth
  company's position in its respective industry
  industry conditions
  competitive strategy
  management capabilities
  free cash flow potential

The Portfolio will typically sell a stock when it reaches an acceptable price, its fundamental factors have changed or it has performed below WRIMCO's expectations.

When WRIMCO believes that a temporary defensive position is desirable, the Portfolio may invest up to all of its assets in debt securities including commercial paper, short-term U.S. government securities and/or preferred stocks. By taking a temporary defensive position, the Portfolio may not achieve its investment objective.

Additional Investment Considerations

The goal(s) and investment policies of each Portfolio may be changed by the Directors of the Fund without a vote of the Portfolio's shareholders, unless a policy or restriction is otherwise described.

Each Portfolio may also invest in other types of securities and use certain other instruments in seeking to achieve its goal(s). For example, a Portfolio may invest in options, futures contracts, asset-backed securities and other derivative instruments if it is permitted to invest in the type of asset by which the return on, or value of, the derivative is measured.

You will find more information in the Statement of Additional Information (SAI) about each Portfolio's permitted investments and strategies, as well as the restrictions that apply to them.

Risk Considerations of Principal Strategies and Other Investments

Risks exist in any investment. Each Portfolio is subject to equity risk and other market risk, financial risk and, in some cases, prepayment risk.

  Market risk is the possibility of a change in the price of the security because of market factors, including changes in interest rates. The prices of common stocks and other equity securities generally fluctuate more than those of other investments. A Portfolio may lose a substantial part, or even all, of its investment in a company's stock. Growth stocks may experience greater price volatility than value stocks. Bonds with longer maturities are more interest-rate sensitive. For example, if interest rates increase, the value of a bond with a longer maturity is more likely to decrease. Because of market risk, the share price of each Portfolio will likely change as well.
  Financial risk is based on the financial situation of the issuer of the security. To the extent a Portfolio invests in debt securities, the Portfolio's financial risk depends on the credit quality of the securities in which it invests. For an equity investment, a Portfolio's financial risk may depend, for example, on the earnings performance of the company issuing the stock.
  Prepayment risk is the possibility that, during periods of falling interest rates, a debt security with a high stated interest rate will be prepaid before its expected maturity date.

Certain types of each Portfolio's authorized investments and strategies, such as foreign securities, junk bonds and derivative instruments, involve special risks. Depending on how much a Portfolio invests or uses these strategies, these special risks may become significant. For example, foreign investments may subject a Portfolio to restrictions on receiving the investment proceeds from a foreign country, to foreign taxes, and to potential difficulties in enforcing contractual obligations, as well as fluctuations in foreign currency values and other developments that may adversely affect a foreign country. Junk bonds pose a greater risk of nonpayment of interest or principal than higher-rated bonds. Derivative instruments may expose a Portfolio to greater volatility than an investment in a more traditional stock, bond or other security.

Because each Portfolio owns different types of investments, its performance will be affected by a variety of factors. The value of each Portfolio's investments and the income it may generate will vary from day to day, generally reflecting changes in market conditions, interest rates and other company and economic news. Performance will also depend on WRIMCO's skill in selecting investments.

Asset Strategy Portfolio, International Portfolio and Science and Technology Portfolio may each actively trade securities in seeking to achieve its goals. Doing so may increase transaction costs (which may reduce performance) and increase distributions paid by the Portfolios.

The Management of the Portfolios

Portfolio Management

The Portfolios are managed by WRIMCO, subject to the authority of the Fund's Board of Directors. WRIMCO provides investment advice to each of the Portfolios and supervises each Portfolio's investments. WRIMCO and/or its predecessor have served as investment manager to the Fund since its inception and to each of the registered investment companies in the Waddell & Reed Advisors Funds, W&R Funds, Inc. and Waddell & Reed InvestEd Portfolios, Inc. since their inception. WRIMCO is located at 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217.

Michael L. Avery is primarily responsible for the management of the equity portion of the Asset Strategy Portfolio. Mr. Avery has held his responsibilities for the Asset Strategy Portfolio since January 1997. He is Senior Vice President of WRIMCO, Vice President of the Fund and Vice President of other investment companies for which WRIMCO serves as investment manager. From March 1995 to March 1998, Mr. Avery was Vice President of, and the Director of Research for, Waddell & Reed Asset Management Company, a former affiliate of WRIMCO. Mr. Avery has served as the portfolio manager for investment companies managed by WRIMCO since February 1994, has served as the Director of Research for WRIMCO and its predecessor since August 1987, and has been an employee of such since June 1981.

Daniel J. Vrabac is primarily responsible for the management of the fixed-income portion of the Asset Strategy Portfolio. Mr. Vrabac has held his responsibilities for the Asset Strategy Portfolio since January 1997. He is Senior Vice President of WRIMCO, Vice President of the Fund and Vice President of other investment companies managed by WRIMCO. From May 1994 to March 1998, Mr. Vrabac was Vice President of, and a portfolio manager for, Waddell & Reed Asset Management Company. Mr. Vrabac has been an employee of WRIMCO since May 1994.

Cynthia P. Prince-Fox is primarily responsible for the management of the Balanced Portfolio. Ms. Prince-Fox has held her responsibilities for Balanced Portfolio since July 1994, the Portfolio's inception. She is Senior Vice President of WRIMCO, Vice President of the Fund, Vice President of other investment companies for which WRIMCO serves as investment manager and Senior Vice President of Waddell & Reed Ivy Investment Company ("WRIICO"), an affiliate of WRIMCO. From January 1993 to March 1998, Ms. Prince-Fox was Vice President of, and a portfolio manager for, Waddell & Reed Asset Management Company. Ms. Prince-Fox is Co-Chief Investment Officer, Vice President and Portfolio Manager for Austin, Calvert & Flavin, Inc., an affiliate of WRIMCO. Ms. Prince-Fox has served as a portfolio manager for investment companies managed by WRIMCO since January 1993. From February 1983 to January 1993 Ms. Prince-Fox served as an investment analyst for WRIMCO and its predecessor.

James D. Wineland is primarily responsible for the management of the Core Equity Portfolio. Mr. Wineland has held his responsibilities for Core Equity Portfolio since July 1997. He is Senior Vice President of WRIMCO, Senior Vice President of WRIICO, Vice President of the Fund and Vice President of other investment companies for which WRIMCO or WRIICO serves as investment manager. From March 1995 to March 1998, Mr. Wineland was Vice President of, and a portfolio manager for, Waddell & Reed Asset Management Company. Mr. Wineland has served as a portfolio manager for investment companies managed by WRIMCO and its predecessor since January 1988 and has been an employee of such since November 1984.

Philip J. Sanders is primarily responsible for the management of the Growth Portfolio. Mr. Sanders has held his responsibilities for Growth Portfolio since August 1998. He is Senior Vice President of WRIMCO and WRIICO and Vice President of the Fund. Mr. Sanders has been an employee of WRIMCO since August 1998. Mr. Sanders was formerly Lead Manager with Tradestreet Investment Associates.

Thomas A. Mengel is primarily responsible for the management of the International Portfolio. Mr. Mengel has been an employee of WRIMCO and has held his responsibilities for International Portfolio since May 1996. He is Senior Vice President of WRIMCO, Senior Vice President of WRIICO, Vice President of the Fund and Vice President of other investment companies for which WRIMCO or WRIICO serves as investment manager.

Zachary H. Shafran is primarily responsible for the management of the Science and Technology Portfolio. Mr. Shafran has held his responsibilities for Science and Technology Portfolio since February 2001. He is Senior Vice President of WRIMCO, Senior Vice President of WRIICO, Vice President of the Fund and Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Shafran has served as the portfolio manager for investment companies managed by WRIMCO or WRIICO since January 1996. He served as an investment analyst with WRIMCO and its predecessor from June 1990 to January 1996.

Grant P. Sarris is primarily responsible for the management of the Small Cap Portfolio. Mr. Sarris has held his responsibilities for Small Cap Portfolio since February 1999. He is Senior Vice President of WRIMCO, Vice President of the Fund and Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Sarris served as an investment analyst with WRIMCO and its predecessor from October 1991 to January 1996. From January 1996 to May 1998, Mr. Sarris served as an assistant portfolio manager for WRIMCO and since May 1998 he has served as a portfolio manager. Mr. Sarris has been an employee of WRIMCO and its predecessor since October 1991.

Harry M. Flavin and Cynthia P. Prince-Fox are primarily responsible for the management of the Value Portfolio. Mr. Flavin has held his responsibilities for Value Portfolio since the Portfolio's inception. He is Senior Vice President of WRIMCO, Senior Vice President of WRIICO, Vice President of the Fund and of another investment company managed by WRIMCO, and President, Co-Chief Investment Officer and Director of Austin, Calvert & Flavin, Inc.

Ms. Prince-Fox has held her responsibilities for Value Portfolio since January 2002.

Other members of WRIMCO's investment management department provide input on market outlook, economic conditions, investment research and other considerations relating to the investments of the Portfolios.

Management and Other Fees

Like all mutual funds, the Portfolios pay fees related to their daily operations. Expenses paid out of each Portfolio's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.

Each Portfolio pays a management fee to WRIMCO for providing investment advice and supervising its investments. Each Portfolio also pays other expenses, which are explained in the SAI.

The management fee is payable at the annual rates of:

for Asset Strategy Portfolio,
0.70% of net assets up to $1 billion,
0.65% of net assets over $1 billion and up to $2 billion,
0.60% of net assets over $2 billion and up to $3 billion,
and 0.55% of net assets over $3 billion;

for Balanced Portfolio,
0.70% of net assets up to $1 billion,
0.65% of net assets over $1 billion and up to $2 billion,
0.60% of net assets over $2 billion and up to $3 billion,
and 0.55% of net assets over $3 billion;

for Core Equity Portfolio,
0.70% of net assets up to $1 billion,
0.65% of net assets over $1 billion and up to $2 billion,
0.60% of net assets over $2 billion and up to $3 billion,
and 0.55% of net assets over $3 billion;

for Growth Portfolio,
0.70% of net assets up to $1 billion,
0.65% of net assets over $1 billion and up to $2 billion,
0.60% of net assets over $2 billion and up to $3 billion,
and 0.55% of net assets over $3 billion;

for International Portfolio,
0.85% of net assets up to $1 billion,
0.83% of net assets over $1 billion and up to $2 billion,
0.80% of net assets over $2 billion and up to $3 billion,
and 0.76% of net assets over $3 billion;

for Science & Technology Portfolio,
0.85% of net assets up to $1 billion,
0.83% of net assets over $1 billion and up to $2 billion,
0.80% of net assets over $2 billion and up to $3 billion,
and 0.76% of net assets over $3 billion;

for Small Cap Portfolio,
0.85% of net assets up to $1 billion,
0.83% of net assets over $1 billion and up to $2 billion,
0.80% of net assets over $2 billion and up to $3 billion,
and 0.76% of net assets over $3 billion; and

for Value Portfolio,
0.70% of net assets up to $1 billion,
0.65% of net assets over $1 billion and up to $2 billion,
0.60% of net assets over $2 billion and up to $3 billion,
and 0.55% of net assets over $3 billion.

WRIMCO has voluntarily agreed to waive its management fee for any day that a portfolio's net assets are less than $25 million, subject to WRIMCO's right to change or modify this waiver.

For the fiscal year ended December 31, 2002, management fees for each Portfolio as a percent of each such Portfolio's average net assets are as follows:

Management Fees
Asset Strategy Portfolio Balanced Portfolio Core Equity Portfolio Growth Portfolio International Portfolio Science and Technology Portfolio Small Cap Portfolio Value Portfolio	0.70% 0.70% 0.70% 0.70% 0.85% 0.85% 0.85% 0.70%

The Fund has adopted a Service Plan (Plan) pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended. Under the Plan, each Portfolio may pay daily a fee to Waddell & Reed, Inc., an affiliate of WRIMCO and the Distributor of the Policies for which the Fund is the underlying investment vehicle, in an amount not to exceed 0.25% of the Portfolio's average annual net assets. The fee is to be paid to compensate Waddell & Reed, Inc. for amounts it expends in connection with the provision of personal services to Policyowners.

PURCHASES AND REDEMPTIONS

The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of each Portfolio based on, among other things, the amount of premium payments to be invested and the number of surrender and transfer requests to be effected on any day according to the terms of the Policies. Shares of a Portfolio are sold at their NAV per share next determined after receipt of the order to purchase from the Participating Insurance Company. No sales charge is required to be paid by the Participating Insurance Company for purchase of shares.

Redemptions are made at the NAV per share of the Portfolio next determined after receipt of the request to redeem from the Participating Insurance Company. Payment is generally made within seven days after receipt of a proper request to redeem. No fee is charged to shareholders upon redemption of Portfolio shares. The Fund may suspend the right of redemption of shares of any Portfolio and may postpone payment for any period if any of the following conditions exist:

  the New York Stock Exchange (NYSE) is closed other than customary weekend and holiday closings or trading on the NYSE is restricted the Securities and Exchange Commission has determined that a state of emergency exists which may make payment or transfer not reasonably practicable the Securities and Exchange Commission has permitted suspension of the right of redemption of shares for the protection of the security holders of the Fund applicable laws and regulations otherwise permit the Fund to suspend payment on the redemption of shares

Redemptions are ordinarily made in cash.

Should any conflict between Policyowners arise which would require that a substantial amount of net assets be withdrawn from the Fund, orderly management of portfolio securities could be disrupted to the potential detriment of Policyowners.

NET ASSET VALUE

In the calculation of the NAV per share of each Portfolio:

  The securities in the Portfolio that are listed or traded on an exchange are valued primarily using market prices.
  Bonds are generally valued according to prices quoted by an independent pricing service.
  Short-term debt securities are valued at amortized cost, which approximates market value.
  Other investment assets for which market prices are unavailable are valued at their fair value by or at the direction of the Board of Directors.

The NAV per share of each Portfolio is normally computed daily as of the close of business of the NYSE, typically 4 p.m. Eastern time, except that an option or futures contract held by a Portfolio may be priced at the close of the regular session of any other securities or commodities exchange on which that instrument is traded.

Certain of the Portfolios may invest in securities listed on foreign exchanges which may trade on Saturdays or on U.S. national business holidays when the NYSE is closed. Consequently, the NAV of Portfolio shares may be significantly affected on days when the Portfolio does not price its shares and when you are not able to purchase or redeem the Portfolio's shares. When market quotations are not readily available, securities, options, futures contracts and other assets are valued at fair value in a manner determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Directors. Similarly, if events materially affecting the value of foreign investments or foreign currency exchange rates occur prior to the close of the regular session of trading on the NYSE, but after the time their values are otherwise determined, such investments or exchange rates will be valued at their fair value as determined in good faith by or under the direction of the Board of Directors.

DIVIDENDS AND DISTRIBUTIONS

Each Portfolio distributes substantially all of its net investment income and net capital gains each year.

Dividends from Asset Strategy Portfolio, Balanced Portfolio, Growth Portfolio, Core Equity Portfolio, International Portfolio, Science and Technology Portfolio, Small Cap Portfolio and Value Portfolio usually are declared and paid annually in December in additional full and fractional shares of that Portfolio. Ordinarily, dividends are paid on shares starting on the day after they are issued and through the day they are redeemed.

All distributions from net realized long-term or short-term capital gains of each Portfolio, if any, are declared and paid annually in December in additional full and fractional shares of the respective Portfolio.

You will find information in the SAI about Federal income tax considerations generally affecting the Portfolios.

Because the only shareholders of the Portfolios are the Participating Insurance Companies and their separate accounts, no discussion is included here as to the Federal income tax consequences to the Portfolios' shareholders. For information concerning the Federal tax consequences to Policyowners, see the applicable prospectus for the Policy. Prospective investors are urged to consult with their tax advisers.

W&R Target Funds, Inc.

Financial Highlights

The following information is to help you understand the financial performance of each Portfolio's shares for the fiscal periods shown. Certain information reflects financial results for a single Portfolio share. Total return shows how much your investment would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by Deloitte & Touche LLP, whose independent auditors' report, along with the Portfolio's financial statements for the fiscal year ended December 31, 2002, is included in the Fund's Annual Report to Shareholders, which is available upon request.

(For a share outstanding throughout each period)

ASSET STRATEGY PORTFOLIO
	For the fiscal year ended December 31, -------------------------------------

	2002	2001	2000	1999	1998
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$6.2046	$7.0540	$6.2625	$5.3868	$5.1969
	-------	-------	-------	-------	-------
Income (loss) from investment operations:
Net investment income	0.1005	0.1323	0.0908	0.1138	0.1391
Net realized and unrealized gain
(loss) on investments	0.1032	(0.8354)	1.3211	1.1232	0.3779
	-------	-------	-------	-------	-------
Total from investment operations	0.2037	(0.7031)	1.4119	1.2370	0.5170
	-------	-------	-------	-------	-------
Less distributions from:
Net investment income	(0.1005)	(0.1334)	(0.0906)	(0.1136)	(0.1391)
Capital gains	(0.0000)	(0.0129)	(0.5298)	(0.2477)	(0.1880)
	-------	-------	-------	-------	-------
Total distributions	(0.1005)	(0.1463)	(0.6204)	(0.3613)	(0.3271)
	-------	-------	-------	-------	-------
Net asset value,
end of period	$6.3078	$6.2046	$7.0540	$6.2625	$5.3868
	=======	=======	=======	=======	=======
Ratios/Supplemental Data
Total return	3.28%	-9.96%	22.53%	22.96%	9.95%
Net assets, end of period
(in millions)	$167	$115	$59	$22	$14
Ratio of expenses to
average net assets	1.04%	1.03%	0.97%	0.73%	1.07%
Ratio of net investment
income to average
net assets	1.90%	2.63%	1.97%	2.18%	2.97%
Portfolio turnover rate	95.22%	187.87%	155.27%	179.63%	189.02%

W&R Target Funds, Inc.

Financial Highlights

(For a share outstanding throughout each period)

BALANCED PORTFOLIO
	For the fiscal year ended December 31, --------------------------------------

	2002	2001	2000	1999	1998
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$6.7224	$7.3258	$7.3120	$7.1081	6.7686
	-------	------	-------	-------	-------
Income (loss) from investment operations:
Net investment income	0.1145	0.1593	0.1873	0.1760	0.1865
Net realized and unrealized gain
(loss) on investments	(0.6801)	(0.5955)	0.3361	0.5446	0.4003
	-------	------	-------	-------	-------
Total from investment operations	(0.5656)	(0.4362)	0.5234	0.7206	0.5868
	-------	------	-------	-------	-------
Less distributions from:
Net investment income	(0.1145)	(0.1593)	(0.1873)	(0.1759)	(0.1865)
Capital gains	(0.0000)	(0.0079)	(0.3223)	(0.3408)	(0.0608)
	-------	------	-------	-------	-------
Total distributions	(0.1145)	(0.1672)	(0.5096)	(0.5167)	(0.2473)
	-------	------	-------	-------	-------
Net asset value,
end of period	$6.0423	$6.7224	$7.3258	$7.3120	$7.1081
	=======	=======	=======	=======	=======
Ratios/Supplemental Data
Total return	-8.41%	-5.94%	7.14%	10.14%	8.67%
Net assets, end of period
(in millions)	$168	$178	$158	$117	$92
Ratio of expenses to
average net assets	1.01%	1.00%	1.01%	0.95%	0.74%
Ratio of net investment
income to average
net assets	1.79%	2.44%	2.81%	2.56%	2.92%
Portfolio turnover rate	58.18%	38.82%	42.32%	62.90%	54.62%

W&R Target Funds, Inc.

Financial Highlights

(For a share outstanding throughout each period)

CORE EQUITY PORTFOLIO*
	For the fiscal year ended December 31, -------------------------------------
	2002	2001	2000	1999	1998
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$10.3608	$12.2027	$12.9609	$12.3351	$11.9615
	--------	--------	--------	--------	--------
Income (loss) from investment operations:
Net investment income	0.0476	0.0231	0.0376	0.1571	0.1752
Net realized and unrealized gain
(loss) on investments	(2.2888)	(1.8418)	1.1650	1.3879	2.3532
	--------	--------	--------	--------	--------
Total from investment operations	(2.2412)	(1.8187)	1.2026	1.5450	2.5284
	--------	--------	--------	--------	--------
Less distributions from:
Net investment income	(0.0476)	(0.0229)	(0.0360)	(0.1570)	(0.1752)
Capital gains	(0.0000)	(0.0003)	(1.9248)	(0.7622)	(1.9796)
	--------	--------	--------	--------	--------
Total distributions	(0.0476)	(0.0232)	(1.9608)	(0.9192)	(2.1548)
	--------	--------	--------	--------	--------
Net asset value,
end of period	$ 8.0720	$10.3608	$12.2027	$12.9609	$12.3351
	========	========	========	========	========
Ratios/Supplemental Data
Total return	-21.63%	-14.91%	9.28%	12.52%	21.14%
Net assets, end of period
(in millions)	$650	$913	$1,084	$941	$811
Ratio of expenses to
average net assets	0.99%	0.98%	0.98%	0.96%	0.80%
Ratio of net investment
income to average
net assets	0.50%	0.21%	0.28%	1.23%	1.35%
Portfolio turnover rate	38.37%	30.50%	49.11%	70.20%	62.84%
*Core Equity Portfolio, formerly Income Portfolio, changed its name and investment objective effective October 16, 2000.

W&R Target Funds, Inc.

Financial Highlights

(For a share outstanding throughout each period)

GROWTH PORTFOLIO
	For the fiscal year ended December 31, -------------------------------------
	2002	2001	2000	1999	1998
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$8.3923	$9.8831	$10.8751	$ 9.2989	$7.5679
	-------	-------	--------	--------	-------
Income (loss) from investment operations:
Net investment income	0.0009	0.0246	0.0163	0.0056	0.0456
Net realized and unrealized gain
(loss) on investments	(1.7882)	(1.4417)	0.1375	3.1886	2.0215
	-------	-------	--------	--------	-------
Total from investment operations	(1.7873)	(1.4171)	0.1538	3.1942	2.0671
	-------	-------	--------	--------	-------
Less distributions from:
Net investment income	(0.0009)	(0.0246)	(0.0163)	(0.0056)	(0.0456)
Capital gains	(0.0000)	(0.0491)	(1.1295)	(1.6124)	(0.2905)
	-------	-------	--------	--------	-------
Total distributions	(0.0009)	(0.0737)	(1.1458)	(1.6180)	(0.3361)
	-------	-------	--------	--------	-------
Net asset value,
end of period	$6.6041	$8.3923	$ 9.8831	$10.8751	$9.2989
	========	========	========	========	=======
Ratios/Supplemental Data
Total return	-21.30%	-14.34%	1.41%	34.35%	27.31%
Net assets, end of period
(in millions)	$705	$995	$1,256	$1,163	$825
Ratio of expenses to
average net assets	0.99%	0.97%	0.96%	0.96%	0.80%
Ratio of net investment
income to average
net assets	0.01%	0.27%	0.14%	0.06%	0.55%
Portfolio turnover rate	40.58%	50.70%	56.52%	65.82%	75.58%

W&R Target Funds, Inc.

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL PORTFOLIO
	For the fiscal year ended December 31, ---------------------------------------
	2002	2001	2000	1999	1998
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$5.8536	$7.8610	$11.9354	$ 7.8176	$6.3842
	-------	-------	--------	--------	-------
Income (loss) from investment operations:
Net investment income	0.0227	0.0498	0.0298	0.0032	0.0353
Net realized and unrealized gain
(loss) on investments	(1.0853)	(1.7977)	(2.8531)	5.1235	2.1283
	-------	-------	--------	--------	-------
Total from investment operations	(1.0626)	(1.7479)	(2.8233)	5.1267	2.1636
	-------	-------	--------	--------	-------
Less distributions from:
Net investment income	(0.0227)	(0.0419)	(0.0186)	(0.0000)	(0.0353)
Capital gains	(0.0000)	(0.2176)	(1.2325)	(1.0089)	(0.6949)
	-------	-------	--------	--------	-------
Total distributions	(0.0227)	(0.2595)	(1.2511)	(1.0089)	(0.7302)
	-------	-------	--------	--------	-------
Net asset value,
end of period	$4.7683	$5.8536	$ 7.8610	$11.9354	$7.8176
	=======	=======	========	========	=======
Ratios/Supplemental Data
Total return	-18.15%	-22.23%	-23.66%	65.58%	33.89%
Net assets, end of period
(in millions)	$139	$187	$266	$300	$169
Ratio of expenses to
average net assets	1.30%	1.25%	1.23%	1.21%	1.02%
Ratio of net investment
income to average
net assets	0.41%	0.71%	0.31%	0.04%	0.47%
Portfolio turnover rate	116.21%	99.52%	116.84%	118.71%	88.84%

W&R Target Funds, Inc.

Financial Highlights

(For a share outstanding throughout each period)

SCIENCE AND TECHNOLOGY PORTFOLIO
	For the fiscal year ended December 31, --------------------------------------
	2002	2001	2000	1999	1998
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$12.4927	$14.2542	$22.4087	$ 8.2750	$5.7726
	--------	--------	--------	--------	-------
Income (loss) from investment operations:
Net investment income (loss)	(0.0245)	0.0584	0.1151	(0.0309)	0.0032
Net realized and unrealized gain
(loss) on investments	(2.9720)	(1.7571)	(4.8532)	14.4840	2.6551
	--------	--------	--------	--------	-------
Total from investment operations	(2.9965)	(1.6987)	(4.7381)	14.4531	2.6583
	--------	--------	--------	--------	-------
Less distributions from:
Net investment income	(0.0001)	(0.0589)	(0.1151)	(0.0000)	(0.0032)
Capital gains	(0.0000)	(0.0039)	(3.3013)	(0.3194)	(0.1527)
	--------	--------	--------	--------	-------
Total distributions	(0.0001)	(0.0628)	(3.4164)	(0.3194)	(0.1559)
	--------	--------	--------	--------	-------
Net asset value,
end of period	$ 9.4961	$12.4927	$14.2542	$22.4087	$8.2750
	========	========	========	========	=======
Ratios/Supplemental Data
Total return	-23.99%	-11.91%	-21.15%	174.66%	46.05%
Net assets, end of period
(in millions)	$195	$267	$295	$253	$35
Ratio of expenses to
average net assets	1.17%	1.15%	1.14%	1.10%	0.92%
Ratio of net investment
income (loss) to average
net assets	-0.23%	0.47%	0.64%	-0.38%	0.07%
Portfolio turnover rate	92.25%	93.19%	93.76%	47.36%	64.72%

W&R Target Funds, Inc.

Financial Highlights

(For a share outstanding throughout each period)

SMALL CAP PORTFOLIO
	For the fiscal year ended December 31, --------------------------------------
	2002	2001	2000	1999	1998
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$7.9770	$8.1345	$11.6130	$ 7.9019	$8.3316
	-------	-------	--------	--------	-------
Income (loss) from investment operations:
Net investment income (loss)	(0.0458)	(0.0103)	0.0717	0.0423	0.0798
Net realized and unrealized gain
(loss) on investments	(1.6924)	(0.1471)	(1.5051)	4.0847	0.8255
	-------	-------	--------	--------	-------
Total from investment operations	(1.7382)	(0.1574)	(1.4334)	4.1270	0.9053
	-------	-------	--------	--------	-------
Less distributions:
From net investment income	(0.0000)	(0.0000)*	(0.0717)	(0.0421)	(0.0798)
From capital gains	(0.0000)	(0.0001)	(1.9734)	(0.3738)	(1.2027)
In excess of realized capital gains	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0525)
	--------	-------	-------	-------	-------
Total distributions	(0.0000)	(0.0001)	(2.0451)	(0.4159)	(1.3350)
	-------	-------	--------	--------	-------
Net asset value,
end of period	$6.2388	$7.9770	$ 8.1345	$11.6130	$7.9019
	=======	=======	========	========	=======
Ratios/Supplemental Data
Total return	-21.79%	-1.93%	-12.35%	52.23%	10.87%
Net assets, end of period
(in millions)	$279	$359	$345	$318	$181
Ratio of expenses to
average net assets	1.15%	1.14%	1.13%	1.12%	0.97%
Ratio of net investment
income (loss) to average
net assets	-0.66%	-0.14%	0.68%	0.53%	0.94%
Portfolio turnover rate	34.54%	30.31%	58.35%	130.99%	177.32%
*Not shown due to rounding.

W&R Target Funds, Inc.

Financial Highlights

(For a share outstanding throughout each period)

VALUE PORTFOLIO

	For the fiscal year ended 12-31-02 --------	For the period from 5-1-01[1] through 12-31-01 --------

Per-Share Data
Net asset value,
beginning of period	$5.0815	$5.0000
	-------	-------
Income (loss) from investment operations:
Net investment income	0.0348	0.0198
Net realized and unrealized gain
(loss) on investments	(0.6799)	0.0815
	-------	-------
Total from investment operations	(0.6451)	0.1013
	-------	-------
Less distributions from
net investment income	(0.0348)	(0.0198)
	-------	-------
Net asset value,
end of period	$4.4016	$5.0815
	=======	=======
Ratios/Supplemental Data
Total return	-12.70%	2.03%
Net assets, end of period
(in millions)	$75	$44
Ratio of expenses to
average net assets
including voluntary
expense waiver	1.04%	0.84%[2]
Ratio of net investment
income to average
net assets including
voluntary expense
waiver	0.92%	1.39%[2]
Ratio of expenses to
average net assets
excluding voluntary
expense waiver	---[3]	1.07%[2]
Ratio of net investment
income to average
net assets excluding
voluntary expense
waiver	---[3]	1.16%[2]
Portfolio turnover rate	95.73%	10.91%
[1]Commencement of operations.
[2]Annualized.
[3]Because the Portfolio's net assets exceeded $25 million for the entire period, there was no waiver of expenses. Therefore, no ratio is provided.

W&R TARGET FUNDS, INC. 6300 Lamar Avenue P. O. Box 29217 Shawnee Mission, Kansas 66201-9217

PROSPECTUS

Custodian
UMB Bank, n. a. 928 Grand Boulevard Kansas City, Missouri 64106

Legal Counsel
Kirkpatrick & Lockhart LLP 1800 Massachusetts Avenue NW Washington, D. C. 20036

Independent Auditors
Deloitte & Touche LLP 1010 Grand Boulevard Kansas City, Missouri 64106-2232

Investment Manager
Waddell & Reed Investment Management Company 6300 Lamar Avenue P. O. Box 29217 Shawnee Mission, Kansas 66201-9217 913-236-2000 888-WADDELL

Accounting Services Agent
Waddell & Reed Services Company 6300 Lamar Avenue P. O. Box 29217 Shawnee Mission, Kansas 66201-9217 913-236-2000 888-WADDELL

Our INTERNET address is:
http://www.waddell.com

TABLE OF CONTENTS

An Overview of the Portfolios ..................
The Investment Principles of the Portfolios ....
The Management of the Portfolios ...............
Purchases and Redemptions ......................
Net Asset Value ................................
Dividends and Distributions ....................
Financial Highlights ...........................

W&R Target Funds, Inc.
PROSPECTUS

You can get more information about the Portfolios in--

    the Statement of Additional Information (SAI), which contains detailed information about each Portfolio, particularly its investment policies and practices. You may not be aware of important information about a Portfolio unless you read both the Prospectus and the SAI. The current SAI is on file with the Securities and Exchange Commission (SEC) and it is incorporated into this Prospectus by reference (that is, the SAI is legally part of the Prospectus).
    the Annual and Semiannual Reports to Shareholders, which detail each Portfolio's actual investments and include financial statements as of the close of the particular annual or semiannual period. The annual report also contains a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during the year covered by the report.

To request a copy of the current SAI or copies of the Portfolios' most recent Annual and Semiannual reports, without charge, or for other inquiries, contact the Fund or Waddell & Reed, Inc. at the address and telephone number below. Copies of the SAI, Annual and/or Semiannual Report may also be requested at request@waddell.com.

Information about the Fund (including its current SAI and most recent Annual and Semiannual Reports) is available from the SEC's web site at http://www.sec.gov and may also be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov or from the SEC's Public Reference Room in Washington, D.C. You can find out about the operation of the Public Reference Room and applicable copying charges by calling 202-942-8090.

The Fund's SEC file number is: 811-5017.

WADDELL & REED, INC.
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913-236-2000

888-WADDELL